Discontinued Operations (Discontinued Operations) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Discontinued Operations [Line Items]
Aggregate gains on sales and liquidation of subsidiaries, business units, and rental properties	¥ 362